Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)
Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Derivative Liability	$ 47,055
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	60,000
Fair Value / Carrying Amount of (Liability)	$ (1,104)
Weighted- Average Remaining Term (Years)	7 months 6 days
Fixed Interest Rate	4.90%	4.90%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 137,500
Fair Value / Carrying Amount of (Liability)	$ (16,656)
Weighted- Average Remaining Term (Years)	10 years 6 months
Fixed Interest Rate	5.20%	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 37,490
Fair Value / Carrying Amount of (Liability)	$ (109)
Weighted- Average Remaining Term (Years)	3 years 1 month 6 days
Fixed Interest Rate	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 345,878
Fair Value / Carrying Amount of (Liability)	$ (9,703)
Weighted- Average Remaining Term (Years)	2 years 7 months 6 days
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Principal Amount	$ 95,333
Fair Value / Carrying Amount of Asset	$ 513
Weighted- Average Remaining Term (Years)	6 months
Fixed Interest Rate	1.70%	1.70%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 189,506
Fair Value / Carrying Amount of Asset	$ 6,111
Weighted- Average Remaining Term (Years)	8 years 6 months
Fixed Interest Rate	2.30%	2.30%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 81,900	€ 70.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	217,621
Fair Value / Carrying Amount of (Liability)	$ (26,107)
Weighted- Average Remaining Term (Years)	2 years 4 months 24 days
Fixed Interest Rate	3.10%	3.10%